INDEBTEDNESS - Senior Credit Facilities (Details) - Secured debt	Sep. 01, 2015 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Credit facility aggregate principal amount	$ 1,350,000,000
Senior Credit Facilities
Debt Instrument [Line Items]
Excess of net cash and cash equivalents excluded from ratio of consolidated total debt	$ 50,000,000.0
Senior Secured Leverage Ratio	2.75
Permitted investments or assets, period to be used in business	360 days
Permitted investments or assets committed, period to be reinvested	180 days
Percentage of capital stock of domestic subsidiaries	100.00%
Percentage of capital stock of material first-tier foreign subsidiaries	65.00%
Consolidated Interest Coverage Ratio	3.50
Consolidated Leverage Ratio	3.25
Consolidated Leverage Ratio, acquisitions exception	3.50
Consolidated Leverage Ratio, capital stock repurchase	2.5
Amount of repurchases and dividend declarations cannot exceed in any fiscal year	$ 100,000,000
Amount of repurchased and dividend declarations made after September 1, 2015	$ 300,000,000
Percentage of cumulative Consolidate Net Income	50.00%
Percentage of Consolidate Net Income deficit	100.00%
Available borrowing capacity		$ 440,500,000
Weighted-average interest rate of outstanding borrowings		2.20%
Senior Credit Facilities | Federal funds effective rate
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	0.50%
Senior Credit Facilities | One-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	1.00%
Senior Credit Facilities | Maximum
Debt Instrument [Line Items]
Additional commitments maximum aggregate principal amount	$ 500,000,000.0
Term loan
Debt Instrument [Line Items]
Aggregate principal amount	400,000,000.0
Domestic revolving loan facility
Debt Instrument [Line Items]
Credit facility aggregate principal amount	250,000,000.0
Letter of credit
Debt Instrument [Line Items]
Credit facility aggregate principal amount	$ 100,000,000.0
Fronting fees	0.125%
Outstanding letters of credit issued under revolving credit and foreign credit instrument facilities		$ 9,500,000
Global line of credit
Debt Instrument [Line Items]
Credit facility aggregate principal amount	$ 200,000,000.0
Participation foreign line of credit
Debt Instrument [Line Items]
Credit facility aggregate principal amount	250,000,000.0
Available borrowing capacity		227,700,000
Outstanding letters of credit issued under revolving credit and foreign credit instrument facilities		$ 272,300,000
Foreign line of credit
Debt Instrument [Line Items]
Credit facility aggregate principal amount	$ 250,000,000.0
Fronting fees	0.25%